UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.
Institutional Investment Manage Filing this Report:

Name:     SEB Asset Management America Inc.
Address:  One Stamford Plaza, 10th Floor
          263 Tresser Blvd.
          Stamford, CT 06901
13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Veronica Gallardo
Title:  Chief Compliance Officer
Phone:  203-425-1440
Signature, Place, and Date
Veronica Gallardo, Stamford, CT  May 13, 2004

Report type (Check only one):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manger:

I AM SIGINIG THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of other included Managers: 0
Form 13F Information Table Entry Total: 666,644
Form 13F Information Table Value Total: $33,724,922

List of Other Included Managers:
01
02
03


FORM 13F INFORMATION TABLE
	Title		Value	Shares	SH/	Voting
Name of Issuer	of Class	Cusip	(x $1000)	PRN AMT	PRN	Authority
Activision Inc	COM	004930202	5,186 	327,810 	SH	NONE
Acusphere Inc	COM	00511R870	1,688 	202,190 	SH	NONE
Aeropostale Inc	COM	007865108	4,974 	137,170 	SH	NONE
Affiliated Managers Group	COM	008252108	8,103 	148,455 	SH	NONE
Affymetrix Inc	COM	00826T108	1,881 	55,700 	SH	NONE
Alliance Gaming Corp	COM	01859P609	9,926 	308,930 	SH	NONE
America West Holdings Corp-B	COM	023657208	2,986 	313,310 	SH	NONE
Ameritrade Holding Corp	COM	03074K100	3,249 	211,000 	SH	NONE
Analog Devices	COM	032654105	3,226 	67,200 	SH	NONE
Andrew Corp	COM	034425108	3,278 	187,300 	SH	NONE
Applebee's Intl Inc	COM	037899101	3,290 	79,700 	SH	NONE
Aquantive Inc	COM	03839G105	5,588 	582,090 	SH	NONE
Arbitron Inc	COM	03875Q108	378 	9,400 	SH	NONE
Arch Coal Inc	COM	039380100	7,944 	253,090 	SH	NONE
Arris Group Inc	COM	04269Q100	4,528 	495,430 	SH	NONE
Asset Acceptance Capital	COM	04543P100	5,831 	313,510 	SH	NONE
Avaya Inc	COM	053499109	2,095 	131,900 	SH	NONE
Axcelis Technologies Inc	COM	054540109	4,946 	444,790 	SH	NONE
Bear Stearns Companies Inc	COM	073902108	2,078 	23,700 	SH	NONE
Bed Bath & Beyond Inc	COM	075896100	3,302 	78,800 	SH	NONE
Best Buy Co Inc	COM	086516101	3,201 	61,900 	SH	NONE
Blue Coat Systems Inc	COM	09534T508	12,020 	224,330 	SH	NONE
Boston Private Financial Holdi	COM	101119105	4,810 	171,800 	SH	NONE
Briggs & Stratton	COM	109043109	7,255 	107,530 	SH	NONE
Brinker International Inc	COM	109641100	3,323 	87,600 	SH	NONE
Broadcom Corp-CL A	COM	111320107	2,922 	74,900 	SH	NONE
Brookstone Inc	COM	114537103	5,753 	210,820 	SH	NONE
Brooktrout Inc	COM	114580103	13,188 	664,720 	SH	NONE
Buffalo Wild Wings Inc	COM	119848109	5,883 	205,610 	SH	NONE
Caliper Life Sciences Inc	COM	130872104	944 	136,850 	SH	NONE
Caremark RX Inc	COM	141705103	3,298 	99,200 	SH	NONE
Carmax Inc	COM	143130102	730 	25,000 	SH	NONE
Carter's Inc	COM	146229109	4,853 	169,750 	SH	NONE
Central Euro Distribution CP	COM	153435102	5,124 	158,260 	SH	NONE
Check Point Software Tech	COM	M22465104	3,328 	146,300 	SH	NONE
China Life Insurance Co-ADR	COM	16939P106	1,963 	78,500 	SH	NONE
Coach Inc	COM	189754104	1,222 	29,800 	SH	NONE
Cognizant Tech Solutions Crp	COM	192446102	7,661 	169,300 	SH	NONE
Computer Learning Centers	COM	205199102	0 	395 	SH	NONE
Corinthian Colleges Inc	COM	218868107	1,703 	51,600 	SH	NONE
Ctrip.com International-ADR	COM	22943F100	5,343 	187,810 	SH	NONE
Cytyc Corporation	COM	232946103	3,987 	179,200 	SH	NONE
Deere & Co	COM	244199105	3,181 	45,900 	SH	NONE
Diebold Inc	COM	253651103	2,887 	60,000 	SH	NONE
Digital Insight Corp	COM	25385P106	4,351 	210,010 	SH	NONE
Digitas Inc	COM	25388K104	1,975 	191,930 	SH	NONE
Direct General Corp	COM	25456W204	11,761 	324,890 	SH	NONE
DST Systems Inc	COM	233326107	1,679 	37,020 	SH	NONE
Dynamex Inc	COM	26784F103	17 	1,212 	SH	NONE
E.Piphany Inc	COM	26881V100	5,234 	724,890 	SH	NONE
Edge Petroleum Corp	COM	279862106	5,493 	375,950 	SH	NONE
Electronic Arts Inc	COM	285512109	3,187 	59,300 	SH	NONE
Encore Medical Corp	COM	29256E109	5,035 	628,590 	SH	NONE
Equinix Inc	COM	29444U502	6,180 	170,570 	SH	NONE
Essex Corp	COM	296744105	4,534 	515,250 	SH	NONE
Fair Isaac Corp	COM	303250104	11,184 	309,970 	SH	NONE
Fastenal Co	COM	311900104	1,332 	24,800 	SH	NONE
Fisher Scientific Intl	COM	338032204	4,304 	78,200 	SH	NONE
Fleetwood Enterprises	COM	339099103	921 	75,000 	SH	NONE
Fortune Brands Inc	COM	349631101	3,441 	44,900 	SH	NONE
Frontier Airlines Inc	COM	359065109	3,486 	334,560 	SH	NONE
Genesis HealthCare Corp	COM	37184D101	4,716 	193,690 	SH	NONE
Georgia Gulf Corp	COM	373200203	4,990 	165,510 	SH	NONE
Getty Images Inc	COM	374276103	3,401 	63,000 	SH	NONE
Goody's Family Clothing Inc	COM	382588101	2,199 	154,100 	SH	NONE
Guitar Center Inc	COM	402040109	6,118 	164,720 	SH	NONE
Harley-Davidson Inc	COM	412822108	1,003 	18,800 	SH	NONE
Healthextras Inc	COM	422211102	6,286 	547,540 	SH	NONE
Henry Schein Inc	COM	806407102	3,137 	44,000 	SH	NONE
Hollywood Entertainment Corp	COM	436141105	4,838 	356,800 	SH	NONE
Hot Topic Inc	COM	441339108	4,090 	154,640 	SH	NONE
Ingersoll-Rand Co-CL A	COM	G4776G101	2,280 	33,700 	SH	NONE
Ingram Micro Inc-CL A	COM	457153104	3,110 	171,800 	SH	NONE
Intl Rectifier Corp	COM	460254105	3,445 	74,900 	SH	NONE
IPayment Inc	COM	46262E105	4,689 	141,093 	SH	NONE
Ivax Corp	COM	465823102	3,375 	148,200 	SH	NONE
Jack In The Box Inc	COM	466367109	3,898 	156,100 	SH	NONE
JLG Industries Inc	COM	466210101	1,361 	95,200 	SH	NONE
Joy Global Inc	COM	481165108	13,585 	484,300 	SH	NONE
Kindred Healthcare Inc	COM	494580103	5,007 	99,540 	SH	NONE
Knight Trading Group Inc	COM	499063105	5,667 	448,350 	SH	NONE
Landry's Restaurants Inc	COM	51508L103	5,370 	180,020 	SH	NONE
Laserscope	COM	518081104	10,224 	516,861 	SH	NONE
LCA-Vision Inc	COM	501803308	2,984 	126,600 	SH	NONE
Legg Mason Inc	COM	524901105	3,284 	35,400 	SH	NONE
Manhattan Associates Inc	COM	562750109	6,642 	238,760 	SH	NONE
Manning (Greg) Auctions Inc	COM	563823103	3,400 	239,100 	SH	NONE
Manor Care Inc	COM	564055101	3,204 	90,800 	SH	NONE
Matria Healthcare Inc	COM	576817209	4,332 	170,600 	SH	NONE
Medicis Pharmaceutical-Cl A	COM	584690309	3,280 	82,000 	SH	NONE
Mercantile Bank Corp	COM	587376104	6,967 	196,244 	SH	NONE
Microchip Technology Inc	COM	595017104	909 	34,400 	SH	NONE
Microsemi Corp	COM	595137100	5,177 	378,445 	SH	NONE
Microstrategy Inc-CL A	COM	594972408	6,068 	113,840 	SH	NONE
Millennium Chemicals Inc	COM	599903101	6,266 	419,420 	SH	NONE
Monster Worldwide Inc	COM	611742107	3,684 	140,600 	SH	NONE
Moody's Corp	COM	615369105	3,200 	45,200 	SH	NONE
National Semiconductor Corp	COM	637640103	3,741 	84,200 	SH	NONE
Natures Sunshine Prods Inc	COM	639027101	1,740 	117,257 	SH	NONE
Navigant International Inc	COM	63935R108	5,529 	306,850 	SH	NONE
NBTY Inc	COM	628782104	3,536 	95,100 	SH	NONE
Neighborcare Inc	COM	64015Y104	13,739 	564,000 	SH	NONE
Netmanage Inc	COM	641144308	2,154 	223,171 	SH	NONE
Novatel Wireless Inc	COM	66987M604	6,665 	309,980 	SH	NONE
Noven Pharmaceuticals Inc	COM	670009109	859 	40,000 	SH	NONE
Nu Skin Enterprises Inc - A	COM	67018T105	6,964 	345,590 	SH	NONE
Omnicare Inc	COM	681904108	3,068 	69,200 	SH	NONE
OmniVision Technologies	COM	682128103	5,654 	207,030 	SH	NONE
Orthofix International NV	COM	N6748L102	4,808 	97,130 	SH	NONE
Palmone Inc	COM	69713P107	8,924 	417,000 	SH	NONE
PDI Inc	COM	69329V100	3,361 	132,900 	SH	NONE
Plantronics Inc	COM	727493108	4,872 	133,080 	SH	NONE
Polyone Corporation	COM	73179P106	4,761 	715,950 	SH	NONE
Progress Energy Inc-CVO	COM	743263AA3	0 	15,300 	SH	NONE
Providence Service Corp	COM	743815102	5,056 	283,750 	SH	NONE
Proxim Corp-CL A	COM	744283102	3,880 	2,192,300 	SH	NONE
Raymond James Financial Inc	COM	754730109	13,277 	534,300 	SH	NONE
RecordLab Corporation	COM	75626L109	0 	2,744 	SH	NONE
Red Robin Gourmet Burgers	COM	75689M101	3,486 	122,850 	SH	NONE
RF Monolithics Inc	COM	74955F106	4,538 	429,296 	SH	NONE
Rockwell Automation Inc	COM	773903109	3,807 	109,800 	SH	NONE
Ruby Tuesday Inc	COM	781182100	5,501 	171,110 	SH	NONE
Select Medical Corp	COM	816196109	4,899 	293,350 	SH	NONE
Semtech Corp	COM	816850101	5,171 	226,510 	SH	NONE
Sigmatel Inc	COM	82661W107	7,704 	346,090 	SH	NONE
Sirva Inc	COM	82967Y104	10,188 	422,390 	SH	NONE
Sykes Enterprises Inc	COM	871237103	4,425 	743,700 	SH	NONE
Symbol Technologies Inc	COM	871508107	1,394 	101,000 	SH	NONE
Take-Two Interactive Softwre	COM	874054109	2,583 	70,200 	SH	NONE
Terex Corp	COM	880779103	5,414 	146,430 	SH	NONE
Therma-Wave Inc	COM	88343A108	3,237 	829,990 	SH	NONE
Tractor Supply Company	COM	892356106	9,466 	244,470 	SH	NONE
Tyson Foods Inc-CL A	COM	902494103	915 	50,700 	SH	NONE
Ultra Petroleum Corp	COM	903914109	3,472 	115,700 	SH	NONE
United Rentals Inc	COM	911363109	4,410 	248,170 	SH	NONE
Univision Communications-A	COM	914906102	1,223 	37,060 	SH	NONE
Urologix Inc	COM	917273104	826 	103,270 	SH	NONE
Ventiv Health Inc	COM	922793104	6,732 	483,600 	SH	NONE
Verilink Corp	COM	923432108	2,723 	539,146 	SH	NONE
VISX Inc	COM	92844S105	5,740 	294,050 	SH	NONE
Waters Corp	COM	941848103	3,369 	82,500 	SH	NONE
Webex Communications Inc	COM	94767L109	6,177 	207,760 	SH	NONE
Wendy's International Inc	COM	950590109	3,137 	77,100 	SH	NONE
Whole Foods Market Inc	COM	966837106	3,275 	43,700 	SH	NONE
Wintrust Financial Corp	COM	97650W108	5,089 	104,650 	SH	NONE
WJ Communications Inc	COM	929284107	3,075 	831,050 	SH	NONE
Wright Medical Group Inc	COM	98235T107	7,737 	252,033 	SH	NONE
Zebra Technologies Corp-Cl A	COM	989207105	2,338 	33,700 	SH	NONE
Zilog Inc	COM	989524301	6,649 	526,850 	SH	NONE



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